SENIOR SECURED CONVERTIBLE CREDIT FACILITY (Details) - USD ($)	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility	$ 214,962,900	$ 187,431,400	$ 100,000,000
Less Unamortize Debt Discount	(57,897,490)	(21,062,937)	(13,144,585)
Senior Secured Convertible Credit Facility Net	157,065,410	166,368,463	86,855,415
Secured Convertible Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility	20,674,403	21,660,583	20,000,000
Secured Convertible Note 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility	89,039,556	86,053,316	80,000,000
Secured Convertible Note 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility	28,953,899	26,570,948
Secured Convertible Note 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility	11,211,533	10,288,815
Secured Convertible Note 4 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility	13,609,724	12,500,000
Secured Convertible Note 5 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility	21,165,550	19,423,593
Secured Convertible Note 6 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility	2,959,951	2,734,282
Secured Convertible Note 7 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility	5,724,068
Secured Convertible Note 8 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility	8,513,121	8,199,863
Secured Convertible Note 9 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility	1,979,156
Secured Convertible Note 10 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total Drawn On Senior Secured Convertible Credit Facility	$ 11,131,939